Derivative on Convertible Notes	12 Months Ended
Jan. 31, 2019
Derivative On Convertible Notes
Derivative on Convertible Notes

17	Derivative on Convertible Notes

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Derivative on Convertible Notes	-	1,110	4,112

The Group has an embedded derivative feature in convertible notes due to foreign currency. Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Fair value of the derivative is determined on inception using the Black-Scholes model. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted in profit or loss.

The fair value of the separable embedded derivative in the convertible notes has been determined using Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility (based on weighted average historic volatility) and expected dividend rate.